Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions and Balances

NOTE 10– RELATED PARTY TRANSACTIONS AND BALANCES

Due to related parties

In connection with the acquisition of Prime EFS, the Company acquired a balance of $14,019 that was due from the former majority owner of Prime EFS, Rosemary Mazzola. Pursuant to the terms of the SPA, the Company agreed to pay $489,174 in cash to the former majority owner of Prime EFS who then advanced back the $489,174 to Prime EFS. During the period from Acquisition Date of Prime EFS (June 18, 2018) to December 31, 2018, the Company repaid $216,155 of this advance. During the year ended December 31, 2019, the Company repaid $130,000 of this advance. During the year ended December 31, 2020, the Company repaid $35,000 of this advance. This advance is non-interest bearing and is due on demand. On December 31, 2020 and 2019, amount due to this former majority owner of Prime amounted to $94,000 and $129,000, respectively, and have been included in due to related parties on the accompanying consolidated balance sheets.

During the year ended December 31, 2019, a former employee of Prime EFS who exerted significant influence over the business of Prime EFS and Shypdirect, Frank Mazzola, advanced the Company $88,000. Additionally, during the year ended December 31, 2020, this employee advanced the Company $75,000 and was repaid $163,000. During the year ended December 31, 2020, the Company paid this employee interest of $57,200 related to these working capital advances. On December 31, 2020 and 2019, amounts due to this former related party employee amounted to $0 and $88,000, respectively, and have been included in due to related parties on the accompanying consolidated balance sheets.

During the year ended December 31, 2019, an entity which is controlled by a former employee of Prime EFS who exerted significant influence over the business of Prime EFS and Shypdirect, Frank Mazzola, advanced the Company $25,000. In January 2020, this advance was repaid. During the year ended December 31, 2020, the Company paid this entity interest expense of $27,500 related to 2019 working capital advances made. On December 31, 2020 and December 31, 2019, amounts due to this former related party entity amounted to $0 and $25,000, and has been included in due to related parties on the accompanying consolidated balance sheets, respectively.

In August 2019, the Company’s chief executive officer advanced to the Company and was repaid $50,000, The advance was non-interest bearing and payable on demand.

On December 22, 2020, the Company’s chief executive officer advanced the Company $30,000. The advance is non-interest bearing and payable on demand. On December 31, 2020, amount due to the chief executive officer amounted to $30,000 and has been included in due to related parties on the accompanying consolidated balance sheet. On January 29, 2021, the Company repaid this advance.

Notes payable – related parties

From July 25, 2018 through December 31, 2018, the Company entered into a Promissory Notes with the Company’s former chief executive office or the spouse of the Company’s chief executive officer. Pursuant to these promissory notes, the Company borrowed an aggregate of $1,150,000 and received net proceeds of $1,050,000, net of original issue discounts of $100,000. From July 25, 2018 through December 31, 2018, $930,000 of these loans were repaid. During January 2019, the Company repaid the remaining existing promissory note totaling $220,000 with the spouse of the Company’s former chief executive officer. In addition, during February 2019, the Company entered into another promissory note with the spouse of the former chief executive officer totaling $220,000, net of an original issue discount of $20,000. In April 2019, the Company repaid this promissory note. During the year ended December 31, 2020 and 2019, amortization of debt discount related to these notes amounted to $0 and $26,383 and is included in interest expense – related parties on the accompanying consolidated statement of operations.

On July 3, 2019, the Company entered into a note agreement with an entity that is controlled by the Company’s chief executive officer’s significant other, in the amount of $500,000. Commencing on September 3, 2019 and continuing on the third day of each month thereafter, payments of interest only on the outstanding principal balance of this note is due and payable. Commencing on January 3, 2020 and continuing on the third day of each month thereafter through January 3, 2021, equal payments of principal and interest will be made. The principal amount of this note and all accrued, but unpaid interest under this note was due and payable on the earlier to occur of (i) January 3, 2021 (the “CEO Note Maturity Date”), or (ii) an Event of Default (as defined in the note agreement). The payment of all or any portion of the principal and accrued interest may be paid prior to the CEO Note Maturity Date. Interest accrues with respect to the unpaid principal sum identified above until such principal is paid at a rate equal to 18% per annum. All past due principal and interest on this Note will bear interest from maturity of such principal or interest until paid at the lesser of (i) 20% per annum, or (ii) the highest rate allowed by applicable law. To date, no repayments have been made on this related party note. On December 31, 2020 and 2019, interest payable to related parties amounted to $173,692 and $83,445 and is included in due to related parties on the accompanying consolidated balance sheets, respectively. On December 31, 2020 and 2019, notes payable – related party amounted to $500,000 and $500,000, respectively. On March 17, 2021, the Company and the noteholder entered into a forbearance agreement whereby the Holder agreed to forbear from prosecuting any enforcement efforts in respect of the Note and extended the payment of the note until December 31, 2021.

Convertible notes payable – related parties

On March 13, 2019, the Company entered into a convertible note agreement with an individual, who is the Company’s chief executive officer’s significant other, in the amount of $500,000. Commencing on April 11, 2019 and continuing on the eleventh day of each month thereafter, payments of interest only on the outstanding principal balance of this Note of $7,500 was due and payable. Commencing on October 11, 2019 and continuing on the eleventh day of each month thereafter through April 11, 2021, payments of principal and interest of $31,902 shall be made, if not sooner converted as provided in the note agreement. The payment of all or any portion of the principal and accrued interest may be paid prior to the April 11, 2021. Interest shall accrue with respect to the unpaid principal sum identified above until such principal is paid or converted as provided below at a rate equal to 18% per annum compounded annually. All past due principal and interest on this Note shall bear interest from maturity of such principal or interest (in whatever manner same may be brought about) until paid at the lesser of (i) 20% per annum, or (ii) the highest non-usurious rate allowed by applicable law. This Note was convertible by Holder at any time in principal amounts of $100,000 in accordance with the terms by delivery of written notice to the Company, into that number of shares of common stock equal to the amount obtained by dividing the portion of the aggregate principal amount of this Note that is being converted by $1.37. In connection with the issuance of this Note, the Company determined that this Note contains terms that are fixed monetary amounts at inception. Since the conversion price of $1.37 was equal to the quoted closing of the Company’s common shares on the note date, no beneficial feature conversion was recorded. On July 12, 2019, the Company entered into a Note Conversion Agreement with this individual. In connection with this Note Conversion Agreement, the Company issued 203,000 shares of its common stock at $2.50 per share for the conversion of convertible note payable of $500,000 and accrued interest payable of $7,500. In connection with the conversion of this convertible notes, the Company issued the entity warrants to purchase 203,000 shares of the Company’s common stock at an exercise price of $1.81 per share for a period of five years (see Note 8).

On April 11, 2019, the Company entered into a convertible note agreement with an entity affiliated with the Company’s chief executive officer’s significant other in the amount of $2,000,000. Commencing on May 11, 2019 and continuing on the eleventh day of each month thereafter, payments of interest only on the outstanding principal balance of this Note of $30,000 was due and payable. Commencing on November 11, 2019 and continuing on the eleventh day of each month thereafter through April 11, 2021, payments of principal and interest of $117,611 are due, if the note is not sooner converted as provided in the note agreement. The payment of all or any portion of the principal and accrued interest may be prepaid prior to April 11, 2021. Interest shall accrue with respect to the unpaid principal sum identified above until such principal is paid or converted as provided below at a rate equal to 18% per annum compounded annually. All past due principal and interest on this Note shall bear interest from maturity of such principal or interest until paid at the lesser of (i) 20% per annum, or (ii) the highest non-usurious rate allowed by applicable law. This Note was convertible by Holder at any time in principal amounts of $100,000 in accordance with the terms by delivery of written notice to the Company, into that number of shares of common stock equal to the amount obtained by dividing the portion of the aggregate principal amount of this Note that is being converted by $11.81. Since the conversion price of $11.81 was equal to the quoted closing of the Company’s common shares on the note date, no beneficial feature conversion was recorded. On July 12, 2019, the Company entered into a Note Conversion Agreement with this entity. In connection with this Note Conversion Agreement, the Company issued 812,000 shares of its common stock at $2.50 per share for the conversion of convertible note payable of $2,000,000 and accrued interest payable of $30,000. In connection with the conversion of this convertible notes, the Company issued the entity warrants to purchase 812,000 shares of the Company’s common stock at an exercise price of $2.50 per share for a period of five years (see Note 8).

In connection with the modification of the related convertible notes, the Company changed the conversion price of the notes to $2.50 per share and issued an aggregate of 1,015,000 warrants as discussed above. The Company accounted for the full conversion of these related party convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized a loss on debt extinguishment upon conversion in the amount of $3,669,367 of which $1,164,220 is associated with the change between the debt’s original terms and the induced conversion terms and is equal to the fair value of the additional shares of common stock transferred in the transaction, and $2,505,147 association with the valuation of the 1,015,000 warrants. The fair value of the warrants was determined using the Binomial valuation model using assumptions discussed above.

During the year ended December 31, 2020 and 2019, interest expense associated with advances from related parties, related party notes payable and convertible notes payable to related parties amounted to $174,947 and $222,328 and is included in interest expense – related parties on the accompanying consolidated statement of operations.